Consolidated statement of cash flows - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Consolidated statement of cash flows
Inflow from operating activities	€ 17,215	€ 17,379	€ 12,980
Cash flows from investing activities
Purchase of interests in subsidiaries, net of cash acquired	(136)	(10,295)	(87)
Purchase of interests in associates and joint ventures	(13)	(1,424)
Purchase of intangible assets	(3,227)	(2,423)	(3,098)
Purchase of property, plant and equipment	(5,413)	(5,182)	(5,053)
Purchase of investments	(3,726)	(1,832)	(3,629)
Disposal of interests in subsidiaries, net of cash disposed	157	4,427	(412)
Disposal of interests in associates and joint ventures	420
Disposal of property, plant and equipment and intangible assets	43	61	45
Disposal of investments	1,704	7,792	2,269
Dividends received from associates and joint ventures	628	417	498
Interest received	301	371	622
Cash flows from discontinued operations	0		(372)
Outflow from investing activities	(9,262)	(8,088)	(9,217)
Cash flows from financing activities
Proceeds from issue of long term borrowings	4,359	9,933	14,681
Repayment of borrowings	(12,237)	(16,028)	(6,180)
Net movement in short-term borrowings	(2,791)	2,488	(497)
Net movement in derivatives	279	98	(44)
Interest paid	(2,152)	(2,284)	(1,297)
Payments for settlement of written put options	(1,482)
Purchase of treasury shares	(62)	(821)	(475)
Issue of ordinary share capital and reissue of treasury shares	5	7	7
Issue of subordinated mandatory convertible bonds	0		3,848
Equity dividends paid	(2,427)	(2,296)	(4,064)
Dividends paid to non-controlling shareholders in subsidiaries	(391)	(348)	(584)
Other transactions with non-controlling shareholders in subsidiaries	1,663	(160)	(221)
Other movements with associates and joint ventures	40	59	42
Cash flows from discontinued operations	0		(779)
(Outflow)/inflow from financing activities	(15,196)	(9,352)	4,437
Net cash (outflow)/inflow	(7,243)	(61)	8,200
Cash and cash equivalents at beginning of the financial year	13,288	13,605	5,394
Exchange (loss)/gain on cash and cash equivalents	(255)	(256)	11
Cash and cash equivalents at end of the financial year	€ 5,790	€ 13,288	€ 13,605